Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Contractual Maturities of Financial Liabilities

The Company manages liquidity risk by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Surplus funds are generally only invested in short term bank deposits.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows $	Carrying amount of liabilities $
Financial Liabilities
Trade & other payables	2026	19,210,789	-	-	-	-	19,210,789	19,210,789
Funding from related party	2026	6,475,084	-	-	-	-	6,475,084	6,475,084
Trade & other payables	2025	17,971,783	-	-	-	-	17,971,783	17,971,783
Funding from related party	2025	5,854,852	-	-	-	-	5,854,852	5,854,852
Total	2026	25,685,873	-	-	-	-	25,685,873	25,685,873
	2025	23,826,635	-	-	-	-	23,826,635	23,826,635

Schedule of Financial Assets and Liabilities Recorded in the Consolidated Financial Statements

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2026:

	Level 1		Level 3	Total
	$	Level 2	$	$
Financial liabilities
Warrants liability	27,348,967	-	67,718,045	95,067,012
Total liabilities recognized at fair value	27,348,967	-	67,718,045	95,067,012

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2025:

	Level 1		Level 3	Total
	$	Level 2	$	$
Financial assets
Investment in equity-accounted joint venture	-	-	107,856,418	107,856,418
Total assets recognised at fair value	-	-	107,856,418	107,856,418

Financial liabilities
Warrants liability	3,529,803	-	37,389,320	40,919,123
Total liabilities recognised at fair value	3,529,803	-	37,389,320	40,919,123

Schedule of Reconciliation of Fair Value Measurement of Warrants Liability (level 3)

Reconciliation of fair value measurement of warrants liability (level 3):

$
Opening balance 1 July 2024	35,523,651
Additions	3,104,593
Exercise	(448,320)
Gains/losses recognized in profit or loss	(7,179,204)
Release of amortization allowance	6,388,600
Closing balance 30 June 2025	37,389,320
Additions	34,995,000
Exercise/settlement	(101,564,420)
Gains/losses recognized in profit or loss	93,700,934
Release of amortization allowance	3,197,211
Closing balance 30 June 2026	67,718,045

Schedule of Financial Instruments, Other than Cash and Short-Term Deposits

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2026:

		Fair value
	At amortized cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	1,206,085	-	-
Total current assets	1,206,085	-	-

Restricted cash	15,359,960	-	-
Total non-current assets	15,359,960	-	-

Total assets	16,566,045	-	-

Financial liabilities
Trade and other payables	19,210,789	-	-
Funding from related party	5,671,129	-	-
Warrants liability	95,067,012	-	-
Total current liabilities	119,948,930	-	-

Funding from related party	803,955	-	-
Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,803,955	-	-

Total liabilities	135,752,885	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2025:

		Fair value
	At amortized cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	47,894	-	-
Total current assets	47,894	-	-

Restricted cash	15,470,178	-	-
Total non-current assets	15,470,178	-	-

Total assets	15,518,072	-	-

Financial liabilities
Trade and other payables	17,971,783	-	-
Funding from related party	5,854,852	-	-
Warrants liability	40,919,123	-	-
Total current liabilities	64,745,758	-	-

Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,000,000	-	-

Total liabilities	79,745,758	-	-